Huber Small Cap Value Fund
SCHEDULE OF INVESTMENTS at July 31, 2021 (Unaudited)

Shares	COMMON STOCKS - 95.76%	Value
	Aerospace & Defense - 1.00%
124,142	CPI Aerostructures, Inc. (a)	$408,427

	Apparel & Textile Products - 1.03%
4,305	Carter's, Inc.	420,771

	Asset Management - 2.76%
4,081	Virtus Investment Partners, Inc.	1,126,886

	Automotive - 3.33%
36,299	Miller Industries, Inc.	1,361,575

	Banking - 17.94%
32,570	Atlantic Capital Bancshares, Inc. (a)	781,680
8,368	C&F Financial Corp.	437,312
21,536	Capstar Financial Holdings, Inc.	456,563
159,010	Carter Bankshares, Inc. (a)	1,823,845
12,541	First Bancorp	501,640
2,683	First Citizens BancShares, Inc. - Class A	2,099,689
79,279	First Horizon Corp.	1,224,860
		7,325,589
	Chemicals - 2.63%
12,140	Innospec, Inc.	1,073,783

	Commercial Support Services - 1.21%
20,100	H&R Block, Inc.	493,455

	Consumer Services - 5.70%
40,684	Rent-A-Center, Inc.	2,327,938

	Containers & Packaging - 0.61%
4,188	UFP Technologies, Inc. (a)	250,359

	Electric Utilities - 2.73%
2,226	Black Hills Corp.	150,589
19,704	Portland General Electric Co.	963,526
		1,114,115
	Entertainment Content - 2.38%
72,600	Lions Gate Entertainment Corp. - Class B (a) (c)	969,936

	Health Care Facilities & Services - 5.71%
68,295	Hanger, Inc. (a)	1,675,959
6,000	Select Medical Holdings Corp.	236,700
5,801	Tenet Healthcare Corp. (a)	416,744
		2,329,403
	Home Construction - 0.09%
1,349	Taylor Morrison Home Corp. (a)	36,180

	Household Products - 0.25%
14,072	Crown Crafts, Inc.	103,148

	Industrial Intermediate Products - 0.94%
21,194	L.B. Foster Co. - Class A (a)	384,883

	Insurance - 3.76%
67,244	CNO Financial Group, Inc.	1,535,853

	Leisure Facilities & Services - 1.35%
47,354	Boston Pizza Royalties Income Fund (b)	550,363

	Leisure Products - 5.15%
160,116	JAKKS Pacific, Inc. (a)	2,100,722

	Medical Equipment & Devices - 3.46%
10,220	CONMED Corp.	1,409,747

	Metals & Mining - 0.99%
43,537	Sprott Physical Uranium Trust (a) (b)	403,056

	Oil & Gas Producers - 3.77%
137,938	Golar LNG Ltd. - ADR (a)	1,539,388

	Oil & Gas Services & Equipment - 5.76%
138,475	CSI Compressco LP	217,406
690,298	TETRA Technologies, Inc. (a)	2,133,021
		2,350,427
	Retail - Discretionary - 1.26%
34,700	Tilly's, Inc. - Class A	514,601

	Specialty Finance - 3.54%
30,101	Enova International, Inc. (a)	996,042
27,600	International Money Express, Inc. (a)	446,844
		1,442,886
	Technology Hardware - 7.17%
103,862	Comtech Telecommunications Corp.	2,593,434
1,619	F5 Networks, Inc. (a)	334,340
		2,927,774
	Technology Services - 11.24%
84,475	KBR, Inc.	3,269,182
15,110	Science Applications International Corp.	1,319,103
		4,588,285
	TOTAL COMMON STOCKS (Cost $22,832,361)	39,089,550

	REITs - 4.12%
	REIT: Industrial - 2.87%
16,937	Granite Real Estate Investment Trust	1,172,379
	REIT: Office - 0.26%
3,700	Office Properties Income Trust	107,226
	REIT: Timber - 0.99%
34,393	CatchMark Timber Trust, Inc. - Class A	402,054
	TOTAL REITs (Cost $831,272)	1,681,659

	MONEY MARKET FUNDS - 0.19%
37,835	First American Government Obligations Fund, Institutional Class, 0.03% (d)	37,835
37,835	First American Treasury Obligations Fund, Institutional Class, 0.01% (d)	37,835
	TOTAL MONEY MARKET FUNDS (Cost $75,670)	75,670

	Total Investments in Securities (Cost $23,739,303) - 100.07%	40,846,879
	Liabilities in Excess of Other Assets - (0.07)%	(28,860)
	NET ASSETS - 100.00%	$40,818,019

ADR	American Depository Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Non-voting shares.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2021.

Huber Small Cap Value Fund
Summary of Fair Value Disclosure at July 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

Huber Small Cap Value Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communications	$969,936	$-	$-	$969,936
Consumer Discretionary	7,312,151	-	-	7,312,151
Consumer Staples	103,148	-	-	103,148
Energy	3,889,815	-	-	3,889,815
Financials	11,431,215	-	-	11,431,215
Health Care	3,739,150	-	-	3,739,150
Industrials	1,286,765	-	-	1,286,765
Materials	1,727,197	-	-	1,727,197
Technology	7,516,059	-	-	7,516,059
Utilities	1,114,114	-	-	1,114,114
Total Common Stocks	39,089,550	-	-	39,089,550
REITs	1,681,659	-	-	1,681,659
Money Market Funds	75,670	-	-	75,670
Total Investments in Securities	$40,846,879	$-	$-	$40,846,879

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.